Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Schedule of other assets
	2022	2021
	MCh$	MCh$
Cash collateral provided for derivative financial transactions	314,301	293,378
Accounts receivable from third parties	190,912	95,551
Debtors from brokerage of financial instruments	128,286	78,524
Assets to be leased out as lessor (*)	94,925	94,462
Prepaid expenses	39,744	45,731
Investment properties (**)	12,120	12,476
Income from regular activities from contracts with customers	6,472	11,132
Recoverable income taxes	4,435	3,749
Pending transactions	3,058	2,292
Other provided cash collateral	2,160	1,921
VAT receivable	7	—
Accumulated impairment in respect of other assets receivable	(882)	(1,873)
Other Assets	18,579	29,768
Total	814,117	667,111

(*)	Correspond to fixed assets to be delivered under the financial lease modality.

(**)	As of December 31, 2022, the fair value of the investment properties held by the Bank is Ch$58,721 million (Ch$51,808 million as of December 31, 2021).